Segment and Related Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Summary of Financial Information Concerning Reportable Segments
Summarized financial information concerning our reportable segments for the year ended December 31, 2014, 2013 and 2012 is shown in the following table:

	Services Revenue	Operating Income (Loss)	Depreciation and Amortization	Capital Expenditures	Total Assets
2014
South	$493.7	$72.2	$70.3	$52.3	$1,188.9
East	364.3	8.7	85.1	63.7	810.7
Midwest	545.2	51.2	108.1	73.1	1,437.3
Corporate	(0.2)	(62.7)	7.9	7.3	113.1
	$1,403.0	$69.4	$271.4	$196.4	$3,550.0
2013
South	$475.4	$66.4	$79.0	$63.2	$1,216.0
East	331.1	7.7	78.7	29.2	802.8
Midwest	512.6	39.6	112.6	53.8	1,460.6
Corporate	—	(91.6)	8.6	11.9	147.4
	$1,319.1	$22.1	$278.9	$158.1	$3,626.8
2012
South	$336.9	$53.3	$51.6	$46.6	$1,215.5
East	146.2	(42.3)	33.7	33.3	939.7
Midwest	54.8	2.8	12.7	4.7	1,509.4
Corporate	—	(74.6)	6.1	1.8	120.7
	$537.9	$(60.8)	$104.1	$86.4	$3,785.3